Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred income tax and social contribution
Profit before tax	R$ 1,205,550	R$ 439,841	R$ (178,573)
Income tax and social contribution.	R$ (542,498)	R$ (197,928)	R$ 80,358
Tax rate	(45.00%)	(45.00%)	(45.00%)
Interest on capital distribution	R$ 105,351	R$ 22,501	R$ 17,126
Non-taxable income (non-deductible expenses) net	62,027	53,397	(8,016)
Subsidiaries not subject to Real Profit taxation	46,578	10,176	65,110
Others	95,833	24,273	9,916
Income tax	R$ (232,709)	R$ (87,581)	R$ 164,494
Effective tax rate	(19.00%)	(20.00%)	92.00%
Total deferred income tax and social contribution	R$ 211,097	R$ 193,264	R$ 271,119
Total income tax and social contribution expenses	R$ (443,806)	R$ (280,845)	R$ (106,625)